Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 1,922,749		$ 1,706,352
Less current portion	42,539		285,244
Long-term debt, net of current portion	1,880,210		1,421,108
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 200		285,244
Stated interest rate	0.875%
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Total long-term debt	$ 361,304		347,995
Stated interest rate	0.50%
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Total long-term debt	$ 429,496		413,272
Stated interest rate	1.00%
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Total long-term debt	$ 442,481		0
Stated interest rate	0.00%	0.00%
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 304,761		302,040
Stated interest rate	3.75%
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 26,956		26,944
Stated interest rate	3.90%
Private Placement | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 357,551		$ 330,857